Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	November 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 93.58%
Corporate Revenue Bond — 1.05%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	885,000	$ 831,121
		831,121
Education Revenue Bonds — 14.32%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	380,048
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	458,587
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	304,985
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/38	400,000	374,120
Forest Lake Charter School Lease Revenue
(Lakes International Language Academy Project) Series A 5.50% 8/1/36	420,000	421,814
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	530,456
Minneapolis Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.25% 6/1/42	250,000	237,140
(Hiawatha Academies Project) Series A 144A 5.00% 7/1/32 #	500,000	481,910
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	525,787
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	750,000	753,502
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	460,052
5.00% 10/1/35	555,000	583,738

(St. Catherine University) Series A 5.00% 10/1/35	565,000	592,747
(St. John's University) Series 8-I 5.00% 10/1/31	130,000	135,460
NQ-309 [11/22] 01/23 (2682213)    1

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
4.00% 10/1/46	125,000	$ 119,039
Series 8-G 5.00% 12/1/31	125,000	131,515
Series 8-G 5.00% 12/1/32	125,000	131,479
(University of St. Thomas)
4.00% 10/1/36	300,000	299,631
5.00% 10/1/34	350,000	379,502
5.00% 10/1/35	750,000	814,237
Series 7-U 4.00% 4/1/26	1,400,000	1,404,788
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	282,781
(Great River School Project) Series A 144A 5.25% 7/1/33 #	140,000	140,955
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	1,000,000	937,250
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	242,806
University of Minnesota
(State Supported Biomedical Science Research Facilities Funding Program) Series A 5.00% 8/1/36	200,000	239,036
		11,363,365
Electric Revenue Bonds — 5.31%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project) 3.00% 1/1/38 (AGM)	300,000	263,097
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/28	250,000	265,143
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	520,005
Series A 5.00% 10/1/30	240,000	249,516
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	159,461
5.00% 1/1/30	235,000	253,551
5.00% 1/1/31	350,000	371,864
Series A 5.00% 1/1/25	200,000	200,380
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	327,120
2    NQ-309 [11/22] 01/23 (2682213)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Rochester Electric Utility Revenue
Series A 5.00% 12/1/29	500,000	$ 543,415
Series A 5.00% 12/1/31	575,000	621,299
St. Paul Housing & Redevelopment Authority
Series A 4.00% 10/1/30	425,000	440,665
		4,215,516
Healthcare Revenue Bonds — 28.90%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	259,089
Apple Valley Senior Living Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project) 4.00% 9/1/61	370,000	279,972
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	475,000	396,848
3rd Tier Series C 5.00% 1/1/32	400,000	291,888
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	250,000	205,895
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project) 5.00% 6/1/38	250,000	229,973
Chatfield Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	81,608
4.00% 9/1/39	100,000	75,379
Crookston Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/38	400,000	374,300
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	480,000	466,997
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	777,638
Series A 5.00% 2/15/53	390,000	392,001
Series A 5.25% 2/15/58	750,000	760,305
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	362,873
NQ-309 [11/22] 01/23 (2682213)    3

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(St. Luke’s Hospital of Duluth Obligated Group)
Series B 5.25% 6/15/47	500,000	$ 507,170
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	269,541
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	223,334	216,190
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	459,340
5.00% 5/1/28	1,000,000	1,050,430

(North Memorial Health Care) 5.00% 9/1/31	320,000	328,941
Minneapolis Health Care System Revenue
(Allina Health System) 4.00% 11/15/40	1,750,000	1,703,940
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	516,995
Series A 5.00% 11/15/33	710,000	756,086
Series A 5.00% 11/15/34	500,000	515,470
Series A 5.00% 11/15/35	500,000	527,490
Series A 5.00% 11/15/49	1,000,000	1,021,620
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	488,178
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,307,786
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/39	2,500,000	2,559,300
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	500,963
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	1,810,000	1,851,159
Series A 4.00% 5/1/37	240,000	237,074
Series A 5.00% 5/1/46	235,000	239,355
4    NQ-309 [11/22] 01/23 (2682213)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services) Series A 5.00% 11/15/47	275,000	$ 280,445
(HealthPartners Obligated Group Project) Series A 5.00% 7/1/33	965,000	995,436
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	500,000	462,025
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	125,074
5.00% 8/1/35	150,000	149,710
West St. Paul, Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/37	500,000	459,935
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	453,285
		22,937,704
Housing Revenue Bonds — 0.60%
Minnesota Housing Finance Agency Residential Housing Finance
Series I 2.00% 7/1/40	275,000	205,733
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	270,519
		476,252
Lease Revenue Bonds — 3.42%
Hibbing Minnesota, Independent School District No. 701
Series A 3.00% 3/1/41	250,000	207,385
Minnesota General Fund Revenue
(Appropriations)
Series A 5.00% 6/1/38	1,100,000	1,108,195
Series A 5.00% 6/1/43	715,000	719,626
Minnesota Housing Finance Agency
(State Appropriation Housing Infrastructure) Series A 4.00% 8/1/33	655,000	676,989
		2,712,195
NQ-309 [11/22] 01/23 (2682213)    5

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 19.91%
Anoka-Hennepin Independent School District No. 11
3.00% 2/1/45	500,000	$ 405,770
Bloomington Independent School District No. 271
(School District Credit Enhancement Program) Series A 2.00% 2/1/27	585,000	556,692
Elk River Minnesota, Independent School District No. 728
3.00% 2/1/40	415,000	353,032
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,611,975
Series A 5.00% 12/1/38	1,055,000	1,140,518
Series C 5.00% 12/1/30	1,500,000	1,633,815
Hennepin County Regional Railroad Authority
Series D 5.00% 12/1/30	1,865,000	2,175,840
Lakeville Independent School District No. 194
(Minnesota School District Credit Enhancement Program) Series B 4.00% 2/1/28	975,000	1,030,634
Minneapolis Health Care System Revenue
(Green Bonds) 3.00% 12/1/42	600,000	503,400
Minneapolis Special School District No. 1
Series B 5.00% 2/1/40	500,000	556,955
Series D 5.00% 2/1/34	250,000	287,065

(Minneapolis) 4.00% 2/1/39	1,360,000	1,380,917
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Series A 4.00% 2/1/30	500,000	529,570
Park Rapids Independent School District No. 309
(Park Rapids Area Public Schools) Series A 4.00% 2/1/31	605,000	649,419
Plymouth General Obligation Improvement
Series A 3.00% 2/1/32	535,000	534,882
St. Cloud General Obligation Tax Abatement
Series C 3.00% 10/1/32	425,000	417,571
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	532,930
Virginia, Minnesota
(General Obligation Sales Tax Revenue) Series A 4.00% 2/1/38 (AGM)	1,000,000	1,002,570
6    NQ-309 [11/22] 01/23 (2682213)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	600,000	$ 497,982
		15,801,537
Pre-Refunded/Escrowed to Maturity Bonds — 1.35%
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	165,000	174,921
Series A 5.00% 11/15/30-25 §	120,000	127,216
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33-24 §	750,000	769,110
		1,071,247
Special Tax Revenue Bonds — 2.81%
Commonwealth of Puerto Rico
2.807% 11/1/43 •	405,244	184,893
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	150,000	153,900
Puerto Rico Sales Tax Financing Revenue
Series A-1 4.62% 7/1/46 ^	530,000	133,571
Series A-1 5.216% 7/1/51 ^	289,000	54,378
(Restructured)
Series A-1 4.55% 7/1/40	830,000	773,004
Series A-1 4.75% 7/1/53	655,000	598,473
Series A-2 4.536% 7/1/53	378,000	329,797
		2,228,016
State General Obligation Bonds — 11.14%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/41	179,773	144,487
Minnesota State
Series A 5.00% 9/1/31	2,250,000	2,647,845
Series A 5.00% 8/1/33	285,000	316,963
Series A 5.00% 8/1/34	1,000,000	1,106,830
Series A 5.00% 8/1/40	750,000	833,520
Series D 5.00% 8/1/26	2,500,000	2,705,225
Series D 5.00% 8/1/27	500,000	541,045

(State Trunk Highway) Series E 5.00% 10/1/26	500,000	542,915
		8,838,830
NQ-309 [11/22] 01/23 (2682213)    7

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 3.25%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
Series B 5.00% 1/1/31 (AMT)	160,000	$ 171,032
(Subordinate) Series A 5.00% 1/1/44	1,000,000	1,035,660
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	459,279
Series A 4.00% 8/1/27	545,000	555,093
Series A 4.00% 8/1/28	350,000	357,903
		2,578,967
Water & Sewer Revenue Bonds — 1.52%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis–St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	592,120
Series C 4.00% 3/1/32	585,000	612,050
		1,204,170
Total Municipal Bonds (cost $77,159,039)		74,258,920
Principal amount
Short-Term Investments — 1.51%
Variable Rate Demand Notes — 1.51%¤
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series B-2 1.70% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	800,000	800,000
8    NQ-309 [11/22] 01/23 (2682213)

(Unaudited)
	Principal amount	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1 1.70% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	400,000	$ 400,000
Total Short-Term Investments (cost $1,200,000)		1,200,000
Total Value of Securities—95.09% (cost $78,359,039)		75,458,920

Receivables and Other Assets Net of Liabilities—4.91%		3,900,373
Net Assets Applicable to 7,969,138 Shares Outstanding—100.00%		$79,359,293
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2022, the aggregate value of Rule 144A securities was $1,920,983, which represents 2.42% of the Fund's net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2022.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
NQ-309 [11/22] 01/23 (2682213)    9

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
Summary of abbreviations: (continued)
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
10    NQ-309 [11/22] 01/23 (2682213)